UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments.

The Hewitt Money Market Fund (the “Money Market Fund”), a series of Hewitt Series Trust, invests substantially all of its assets in a series of Master Investment Portfolio, the Money Market Master Portfolio (the “Master Portfolio”), and owns a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2007, the value of the Money Market Fund's investment in the Master Portfolio was $238,794,053, which represents 0.81% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—6.32%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$150,000,000	$150,002,089
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
5.36%, 11/13/07	70,000,000	70,000,000
Royal Bank of Canada
5.07%, 06/30/08	275,000,000	274,646,700
Royal Bank of Scotland NY
5.66%, 07/03/08	70,000,000	69,915,424
Societe Generale
5.08%, 03/28/08(a)	40,000,000	39,986,123
5.27%, 05/14/08(a)	65,000,000	65,000,000
Toronto-Dominion Bank (The)
5.10%, 03/31/08	500,000,000	500,024,899
UBS AG Stamford Branch
5.09%, 03/27/08	400,000,000	400,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,859,575,235)		1,859,575,235

Security	Face Amount	Value
COMMERCIAL PAPER—36.49%
Amstel Funding Corp.
5.20%, 12/10/07(a)	136,425,000	135,006,180
5.20%, 12/19/07	300,000,000	296,490,001
5.55%, 12/13/07(a)	50,000,000	49,421,875
6.00%, 11/28/07(a)	70,331,000	69,627,690
6.10%, 11/30/07(a)	75,705,000	74,909,677
Amsterdam Funding Corp.
6.15%, 10/02/07(a)	200,000,000	199,897,500
Aspen Funding Corp.
5.58%, 11/15/07(a)	75,000,000	74,453,625
Asscher Finance Corp.
5.23%, 12/03/07(a)	150,400,000	148,981,123
Atlantic Asset Securitization Corp.
5.21%, 12/13/07(a)	100,000,000	98,914,584
5.30%, 10/12/07(a)	150,000,000	149,712,917
Atlantis One Funding
5.25%, 10/19/07(a)	72,240,000	72,029,099
Barton Capital Corp.
5.20%, 10/10/07(a)	193,463,000	193,155,609
5.65%, 10/01/07(a)	100,000,000	99,968,611
CAFCO LLC
5.45%, 02/19/08(a)	150,000,000	146,752,708
5.50%, 11/09/07(a)	150,000,000	149,060,417
6.00%, 10/04/07(a)	200,000,000	199,833,333
Cancara Asset Securitisation Ltd.
5.20%, 12/18/07(a)	100,000,000	98,844,444
5.25%, 10/29/07(a)	300,000,000	298,687,500
5.58%, 11/14/07(a)	100,000,000	99,287,000
CC USA Inc.
5.25%, 10/23/07(a)	100,000,000	99,649,667
Chariot Funding LLC
5.25%, 10/31/07(a)	250,000,000	248,833,333
Charta LLC
5.45%, 02/14/08(a)	200,000,000	195,821,667
5.50%, 11/09/07(a)	250,000,000	248,434,028
5.82%, 01/25/08(a)	140,000,000	137,329,267
6.00%, 10/04/07(a)	200,000,000	199,833,333
6.00%, 12/07/07(a)	250,000,000	247,125,000
Cobbler Funding Ltd.
5.25%, 10/19/07(a)	54,750,000	54,590,161

Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	77,773,000	76,570,975
CRC Funding LLC
5.45%, 02/14/08(a)	150,000,000	146,866,250
5.50%, 11/09/07(a)	25,000,000	24,843,403
6.00%, 10/04/07(a)	200,000,000	199,833,333
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	20,000,000	19,982,868
5.19%, 10/19/07(a)	120,535,000	120,187,458
Cullinan Finance Corp.
5.16%, 10/26/07(a)	75,000,000	74,709,750
Curzon Funding LLC
5.25%, 10/10/07(a)	100,000,000	99,839,584
Falcon Asset Securitization Co. LLC
5.45%, 02/20/08(a)	57,000,000	55,757,400
Five Finance Inc.
5.25%, 10/15/07(a)	47,000,000	46,890,333
General Electric Capital Corp.
5.15%, 10/19/07(a)	75,000,000	74,785,417
Grampian Funding LLC
5.55%, 12/20/07(a)	325,000,000	320,891,459
Harrier Finance Funding LLC
5.16%, 10/25/07(a)(b)	25,000,000	24,906,833
5.17%, 10/29/07(a)(b)	128,431,000	127,877,676
Jupiter Securitization Corp.
5.95%, 11/27/07(a)	200,000,000	198,049,722
Kitty Hawk Funding Corp.
5.53%, 12/14/07(a)	100,000,000	98,833,611
5.90%, 11/20/07(a)	86,197,000	85,462,410
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	152,879,234
5.25%, 10/10/07(a)	152,741,000	152,495,978
Nationwide Building Society
5.18%, 10/15/07(a)	30,000,000	29,930,934
5.20%, 01/16/08(a)	125,000,000	123,030,052
Natixis
5.17%, 11/08/07(a)	25,000,000	24,856,528
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	241,178,333
Ranger Funding Co. LLC
5.25%, 10/02/07(a)	113,474,000	113,424,355
5.26%, 10/09/07(a)	100,000,000	99,853,889
5.45%, 03/14/08(a)	175,000,000	170,579,719
5.55%, 12/14/07(a)	116,000,000	114,640,866
Scaldis Capital LLC
5.17%, 10/26/07(a)	45,061,000	44,886,276
Sigma Finance Inc.
5.09%, 01/10/08(a)	90,000,000	88,688,038
5.09%, 02/12/08(a)	100,000,000	98,079,000
5.10%, 01/10/08(a)	60,000,000	59,125,359
5.16%, 10/23/07(a)	100,000,000	99,656,000
5.16%, 10/26/07(a)	100,000,000	99,613,000
5.17%, 11/01/07(a)	75,000,000	74,644,907
5.20%, 12/03/07(a)	250,000,000	247,655,035
Simba Funding Corp.
5.25%, 10/02/07(a)	150,000,000	149,934,375
Societe Generale North America Inc.
5.16%, 11/05/07(a)	100,000,000	99,469,153
5.20%, 01/14/08(a)	25,000,000	24,613,611
Solitaire Funding Ltd.
5.16%, 10/26/07(a)	100,000,000	99,613,000
5.25%, 10/30/07	300,000,000	298,643,750
Sydney Capital Corp.
5.40%, 10/31/07	200,000,000	199,040,000
Tango Finance Corp.
5.21%, 01/15/08(a)	54,000,000	53,156,790
Ticonderoga Master Funding Ltd.
5.25%, 10/10/07(a)	50,000,000	49,919,792
5.55%, 11/15/07(a)	147,129,000	146,062,928
5.58%, 11/13/07(a)	50,730,000	50,376,158

Tulip Funding Corp.
5.25%, 10/04/07(a)	100,000,000	99,927,083
5.25%, 10/15/07(a)	100,000,000	99,766,667
UBS Finance Delaware LLC
4.95%, 03/25/08(a)	25,000,000	24,388,125
5.17%, 11/09/07(a)	100,000,000	99,411,195
5.25%, 03/17/08(a)	275,000,000	268,188,784
Variable Funding Capital Corp
5.91%, 11/19/07(a)	250,000,000	247,906,875
Westpac Securities NZ Ltd.
5.20%, 01/09/08(a)	100,000,000	98,525,250
WhistleJacket Capital Ltd.
5.21%, 12/12/07(a)	25,679,000	25,403,992
White Pine Finance LLC
5.22%, 12/10/07(a)	22,879,000	22,640,372
Windmill Funding Corp.
5.25%, 10/05/07(a)	211,150,000	210,965,244
Yorktown Capital LLC
5.45%, 03/14/08(a)	250,000,000	243,685,313
5.95%, 11/28/07(a)	103,136,000	102,113,234
Zela Finance Inc.
5.23%, 12/07/07(a)	100,000,000	98,998,542

TOTAL COMMERCIAL PAPER
(Cost: $10,730,906,567)		10,730,906,567

Security	Face Amount	Value
MEDIUM-TERM NOTES—3.86%
Asscher Finance Corp.
5.42%, 06/25/08(a)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)	100,000,000	99,996,726
5.40%, 02/05/08(a)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)	115,000,000	114,996,171
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)	130,000,000	130,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)	100,000,000	100,000,000
Societe Generale
5.71%, 08/29/08(a)	30,000,000	30,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)	150,000,000	149,988,934

TOTAL MEDIUM-TERM NOTES
(Cost: $1,134,981,831)		1,134,981,831

Security	Face Amount	Value
REPURCHASE AGREEMENTS—20.45%
Banc of America Securities LLC Tri-Party 5.07%, dated 9/28/07, due 10/1/07, maturity value $40,016,900 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 5/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 5.32%, dated 9/28/07, due 10/1/07, maturity value $294,130,340 (collateralized by non-U.S. government debt securities, value $302,820,000, 6.13% to 7.75%, 9/15/10 to 10/1/17).	294,000,000	294,000,000
Bank of America N.A. Tri-Party 5.42%, dated 9/28/07, due 10/1/07, maturity value $465,210,025 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 5.45%, dated 9/28/07, due 10/1/07, maturity value $195,088,563 (collateralized by non-U.S. government debt securities, value $214,500,000, 0.00% to 10.00%, 2/23/36).	195,000,000	195,000,000
Bank of America N.A. Tri-Party 5.45%, dated 9/28/07, due 10/9/07, maturity value $190,316,403 (collateralized by non-U.S. government debt securities, value $209,000,000, 0.00% to 10.00%, 2/23/36).(b)	190,000,000	190,000,000
Bear Stearns Companies Inc. (The) Tri-Party 5.10%, dated 9/28/07, due 10/1/07, maturity value $400,170,000 (collateralized by U.S. government obligations, value $408,002,782, 3.50% to 16.00%, 8/1/08 to 8/1/47).	400,000,000	400,000,000

Citigroup Global Markets Holdings Inc. Tri-Party 5.37%, dated 9/28/07, due 10/1/07, maturity value $550,246,125 (collateralized by non-U.S. government debt securities, value $577,500,001, 5.01% to 6.14%, 6/25/37 to 12/10/49).	550,000,000	550,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.45%, dated 9/28/07, due 10/1/07, maturity value $310,140,792 (collateralized by non-U.S. government debt securities, value $346,205,453, 0.00% to 10.00%, 1/28/34 to 8/28/37).	310,000,000	310,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.45%, dated 9/28/07, due 10/1/07, maturity value $60,027,250 (collateralized by non-U.S. government debt securities, value $67,026,169, 0.00% to 10.00%, 1/28/34 to 8/28/37).	60,000,000	60,000,000
Credit Suisse First Boston Tri-Party 5.29%, dated 9/28/07, due 10/1/07, maturity value $500,220,417 (collateralized by non-U.S. government debt securities, value $525,002,521, 0.02% to 8.04%, 4/15/12 to 03/20/46).	500,000,000	500,000,000
Goldman Sachs Co. (The) Tri-Party 5.29%, dated 9/28/07, due 10/1/07, maturity value $312,244,587 (collateralized by non-U.S. government debt securities, value $327,712,351 0.05% to 7.52%, 12/18/09 to 8/12/48).	312,107,000	312,107,000
Goldman Sachs Co. (The) Tri-Party 5.43%, dated 9/28/07, due 10/1/07, maturity value $730,330,325 (collateralized by non-U.S. government debt securities, value $766,815,000, 0.00% to 8.33%, 3/15/10 to 12/25/46).	730,000,000	730,000,000
Greenwich Capital Markets Inc. Tri-Party 5.40%, dated 9/28/07, due 10/1/07, maturity value $400,180,000 (collateralized by non-U.S. government debt securities, value $440,000,856, 6.02% to 7.79%, 11/10/07 to 08/16/37).	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 5.30%, dated 9/28/07, due 10/1/07, maturity value $100,044,167 (collateralized by non-U.S. government debt securities, value $105,002,522, 4.20% to 9.00%, 1/15/10 to 11/15/35).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 5.30%, dated 9/28/07, due 10/1/07, maturity value $105,046,375 (collateralized by non-U.S. government debt securities, value $108,151,374, 4.80% to 8.88%, 4/15/10 to 12/15/33).	105,000,000	105,000,000
JP Morgan Securities Inc. Tri-Party 5.40%, dated 9/28/07, due 10/1/07, maturity value $200,090,000 (collateralized by non-U.S. government debt securities, value $210,002,548, 4.63% to 10.50%, 4/17/49 to 6/1/67).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.75%, dated 9/28/07, due 10/1/07, maturity value $280,134,167 (collateralized by U.S. government obligations, value $285,603,239, 4.50% to 5.50%, 10/1/35 to 6/1/37).	280,000,000	280,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 9/28/07, due 10/1/07, maturity value $100,044,583 (collateralized by non-U.S. government debt securities, value $103,000,198, 6.00% to 7.19%, 4/1/16 to 7/30/50).	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 9/28/07, due 10/1/07, maturity value $63,424,264 (collateralized by non-U.S. government debt securities, value $66,570,000, 0.00%, 8/1/54).	63,396,000	63,396,000
Morgan Stanley Tri-Party 5.45%, dated 9/28/07, due 10/3/08, maturity value $320,242,222 (collateralized by non-U.S. government debt securities, value $336,568,784, 4.86% to 6.75%, 12/25/36 to 7/10/43).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 5.40%, dated 9/28/07, due 10/1/07, maturity value $400,180,000 (collateralized by non-U.S. government debt securities, value $420,000,000, 0.04% to 8.61%, 11/18/08 to 2/15/51).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $6,014,503,000)		6,014,503,000

Security	Face Amount	Value
TIME DEPOSITS—3.52%
Citibank
4.00%, 10/01/07	350,000,000	350,000,000
Societe Generale
2.00%, 10/01/07	161,539,000	161,539,000
5.00%, 10/01/07	150,000,000	150,000,000
SunTrust Banks Inc.
4.00%, 10/01/07	275,000,000	275,000,000
Wells Fargo Bank N.A.
4.00%, 10/01/07	100,000,000	100,000,000

TOTAL TIME DEPOSITS
(Cost: $1,036,539,000)		1,036,539,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—29.17%
AIG Matched Funding Corp.
5.59%, 06/20/08(a)	20,000,000	19,999,850
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
5.49%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
5.16%, 10/26/08(a)	140,000,000	140,026,685
5.72%, 10/03/08	55,000,000	54,999,577
5.81%, 10/14/08(a)	65,000,000	65,025,271
5.83%, 06/13/08(a)	80,000,000	80,040,377
5.89%, 10/07/08(a)	67,000,000	67,039,041

Allstate Life Global Funding Trusts
5.13%, 09/26/08	64,500,000	64,377,110
American Express Bank
5.76%, 05/16/08	247,500,000	247,545,913
American Express Credit Corp.
5.87%, 03/05/08	30,000,000	30,014,845
ANZ National (International) Ltd. London Branch
5.82%, 09/05/08(a)	75,000,000	75,000,000
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.73%, 11/19/07(a)	75,000,000	75,000,312
ASIF Global Financing
5.16%, 09/22/08(a)	75,000,000	74,998,034
Australia & New Zealand Banking Group Ltd.
5.16%, 09/22/08(a)	100,000,000	100,014,758
Bank of Ireland
5.36%, 09/12/08(a)	65,000,000	65,000,000
5.49%, 08/18/08(a)	70,000,000	70,000,015
5.50%, 06/18/08(a)	145,000,000	145,008,100
BMW US Capital LLC
5.75%, 09/04/08(a)	30,000,000	30,001,047
5.77%, 06/13/08(a)	200,000,000	200,045,253
BNP Paribas
5.50%, 05/19/08(a)	185,000,000	184,999,783
Brigantine High Grade Funding Ltd. Series 2006-1A Class A1A
5.53%, 12/05/07(a)	144,000,000	143,995,638
Commodore CDO Ltd. 2003-2A Class A1MM
5.78%, 12/12/07(a)	32,190,960	32,190,960
Commonwealth Bank of Australia
5.16%, 09/23/08(a)	50,000,000	50,010,423
Credit Agricole SA
5.35%, 08/22/08(a)	100,000,000	99,992,715
Cullinan Finance Corp.
5.73%, 01/15/08(a)	75,000,000	74,997,805
DEPFA Bank PLC
5.75%, 07/15/08(a)	200,000,000	200,034,593
Dorada Finance Inc.
5.25%, 10/23/07(a)	100,000,000	99,649,667
Fifth Third Bancorp
5.14%, 08/22/08(a)	200,000,000	200,027,052
Florida Heart Group PA/Florida Heart Group Holdings
5.13%, 10/01/08	8,485,000	8,485,000
General Electric Capital Corp.
5.16%, 10/24/08(a)	60,000,000	60,002,905
Granite Master Issuer PLC Series 2005-3 Class A
5.50%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church
5.13%, 03/15/08	10,400,000	10,400,000
Hartford Life Global Funding Trust
5.79%, 09/12/08(a)	100,000,000	100,028,554
HBOS Treasury Services PLC
5.28%, 06/24/08(a)	150,000,000	150,051,845
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.73%, 10/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.44%, 01/10/08(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.13%, 11/01/07	46,000,000	46,000,000
JP Morgan Securities Inc.
5.34%, 01/28/08(b)	300,000,000	300,000,000
JPMorgan Chase & Co.
5.71%, 09/02/08	150,000,000	150,000,476
Kommunalkredit Austria AG
5.83%, 08/08/08	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.13%, 10/11/07	9,800,000	9,800,000
Leafs LLC
5.50%, 01/22/08(a)	95,714,542	95,714,541
5.50%, 02/20/08(a)	49,028,373	49,028,373
Lloyds TSB Group PLC
5.66%, 10/03/08(a)	15,000,000	14,973,662
5.77%, 10/03/08(a)	54,400,000	54,284,439
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.12%, 04/24/08(a)	106,531,450	106,505,628

Marshall & Ilsley Bank
5.75%, 08/14/08	115,000,000	115,007,508
Master Funding LLC
5.16%, 10/25/07(a)(b)	109,564,000	109,564,000
5.16%, 11/26/07(a)(b)	71,442,000	71,442,000
Merrill Lynch & Co. Inc.
5.39%, 11/26/07(b)	170,000,000	170,000,000
MetLife Insurance Co. of Connecticut
5.44%, 08/18/08(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.13%, 10/21/08(a)	75,000,000	75,000,000
5.83%, 10/06/08(a)	150,000,000	150,051,596
5.85%, 09/12/08(a)	40,000,000	40,035,550
Metropolitan Life Insurance Co.
5.44%, 07/18/08(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
5.43%, 02/01/08(b)	50,000,000	50,000,000
Monumental Global Funding III
5.66%, 08/29/08(a)	150,000,000	150,000,000
Natexis Banques Populaires
5.35%, 09/08/08	60,000,000	60,004,633
5.35%, 09/09/08(a)	40,000,000	40,000,000
5.76%, 07/15/08	125,000,000	125,015,327
National City Bank (Ohio)
5.45%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
5.28%, 07/27/08(a)	315,000,000	315,140,314
5.87%, 07/03/08(a)	165,000,000	165,069,303
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.16%, 04/24/08(a)	35,250,000	35,240,145
Newcastle CDO Ltd. Series 2005-6A Class IM2
5.16%, 01/24/08(a)	65,000,000	64,994,115
Nordea Bank AB
5.84%, 09/10/08(a)	225,000,000	225,035,235
Northern Rock PLC
5.78%, 08/01/08(a)	190,000,000	190,066,600
Paragon Mortgages PLC Series 15A Class A1
5.75%, 07/15/08(a)	180,000,000	180,000,000
PRICOA Global Funding I
5.12%, 08/27/08(a)	200,000,000	200,002,675
5.44%, 01/25/08	20,000,000	20,003,793
5.78%, 09/12/08(a)	10,000,000	9,988,754
Royal Bank of Canada
5.77%, 09/05/08(a)	200,000,000	200,000,000
Sedna Finance Inc.
5.52%, 11/15/07(a)	78,000,000	77,998,438
Skandinaviska Enskilda Banken
5.63%, 09/17/08(a)	150,000,000	150,014,090
Trap Rock Industries Inc.
5.13%, 10/17/08(a)	18,605,000	18,605,000
Trinitas Hospital
5.13%, 10/11/07(a)	14,675,000	14,675,000
Union Hamilton Special Funding LLC
5.24%, 12/21/07(a)	40,000,000	40,000,000
5.50%, 03/28/08	150,000,000	150,000,000
5.69%, 12/17/07(a)	50,000,000	50,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.75%, 07/17/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.77%, 07/17/08(a)	187,623,000	187,623,000
Wells Fargo & Co.
5.83%, 10/14/08	50,000,000	50,020,120
Westpac Banking Corp.
5.60%, 08/14/08(a)	100,000,000	100,000,000
5.79%, 07/11/08	70,000,000	70,000,000
White Pine Finance LLC
5.48%, 05/19/08(a)	37,000,000	36,994,244
5.48%, 06/20/08(a)	75,000,000	74,993,338
5.69%, 06/02/08(a)	70,000,000	69,990,578

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $8,579,158,603)		8,579,158,603

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $29,355,664,236)	29,355,664,236
Other Assets, Less Liabilities — 0.19%	55,837,132

NET ASSETS — 100.00%	$29,411,501,368

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ E. Scott Peterson
E. Scott Peterson
President

Date:	11/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ E. Scott Peterson
E. Scott Peterson
President

Date:	11/29/07

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date:	11/29/07